SCHEDULE OF STATUTORY CORPORATE TAX RATE AND EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net loss	$ (2,446)	$ (2,287)	$ (2,853)	$ (3,468)	$ (3,513)	$ (3,189)	$ (7,586)	$ (10,170)	$ (13,168)	$ (11,313)
Income Tax under statutory tax rate									2,922	2,513
Change in valuation allowance									(2,922)	(2,513)
Actual provision for income taxes
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate									21.00%	21.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate									23.00%	23.00%
ISRAEL
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net loss									$ 8,065	$ 6,853
UNITED STATES
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net loss									$ 5,103	$ 4,460